Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO (1) $ (b)	Compensation Actually Paid to PEO (2)(3) $ (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (4) $ (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)(3)(4) $ (e)	Total Shareholder Return $ (f)	Peer Group Total Shareholder Return (5) $ (g)	Net Income (Loss) (in millions) $ (h)	Net Product Revenue (6) (in millions) $ (i)
2023	2,775,123	4,501,506	1,232,633	1,782,947	19.62	118.87	(50.4)	170.3
2022	3,072,539	707,639	1,372,956	623,367	9.13	113.65	(94.2)	177.1
2021	3,133,316	2,424,435	1,402,223	1,167,442	35.76	126.45	(282.0)	142.2
2020	5,930,437	1,990,802	1,904,276	759,991	44.30	126.42	(384.8)	128.9

Company Selected Measure Name	net product revenue
Named Executive Officers, Footnote	The PEO for all four fiscal years is our Chief Executive Officer, John P. Butler.
Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return set forth in this table utilizes the Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 2,775,123	$ 3,072,539	$ 3,133,316	$ 5,930,437
PEO Actually Paid Compensation Amount	$ 4,501,506	707,639	2,424,435	1,990,802
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v), as summarized in the following table:

	2023		2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,775,123	$1,232,633	$3,072,539	1,372,956	3,133,316	1,402,223	5,930,437	1,904,276
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards

	2023		2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
(Subtract): Aggregate value for stock awards and option awards included in the Summary Compensation Table for the covered fiscal year	$(964,987)	$(458,963)	$(1,749,327)	$(585,304)	$(1,772,676)	$(600,887)	$(4,733,631)	$(1,333,375)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$2,019,961	$654,307	$444,435	$216,457	$1,126,591	$395,336	$1,356,960	$308,023
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$491,497	$113,219	$(811,280)	$(279,696)	$(282,800)	$(87,551)	$(992,965)	$(279,243)
Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$179,912	$241,751	$(248,729)	$(101,046)	$220,005	$58,321	$430,001	$174,509
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$(14,199)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$1,726,383	$550,313	$(2,364,900)	$(749,588)	$(708,881)	$(234,781)	$(3,939,635)	$(1,144,284)
Compensation Actually Paid (as calculated)	$4,501,506	$1,782,947	$707,639	$623,367	$2,424,435	$1,167,442	$1,990,802	$759,991

Compensation Actually Paid for 2020, 2021 and 2022 as reflected in our proxy statement for the 2023 annual meeting of stockholders has been adjusted to incorporate updated valuation assumptions and an updated RSU vesting date for one NEO.

(3)The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/fiscal year end date.
-Exercise price is based on each grant date closing price and asset price is based on each vest/fiscal year end closing price.
-Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date.
-Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
The following table illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2023, 2022, 2021 and 2020.

		For Stock Options Vesting in					Weighted Average Fair Value of Full Value Awards Vesting in
	2023	2022	2021	2020		2023	2022	2021	2020
Expected volatility	116% - 133%	96% - 129%	95% - 103%	65% - 95%	For Restricted Share and Restricted Stock Units	$0.97	$2.16	$3.45	$9.36
Expected dividend yield	0%	0%	0%	0%	For Performance Share Awards	$1.39	$2.16	$3.39	n/a
Expected term, in years	3.1 – 4.5	3.2 - 4.5	3.7 - 4.5	4.2 - 4.5
Risk-free interest rate	3.5% - 4.8%	1.0% - 4.3%	.4% - .9%	.3% - .9%

Non-PEO NEO Average Total Compensation Amount	$ 1,232,633	1,372,956	1,402,223	1,904,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,782,947	623,367	1,167,442	759,991
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v), as summarized in the following table:

	2023		2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,775,123	$1,232,633	$3,072,539	1,372,956	3,133,316	1,402,223	5,930,437	1,904,276
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards

	2023		2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
(Subtract): Aggregate value for stock awards and option awards included in the Summary Compensation Table for the covered fiscal year	$(964,987)	$(458,963)	$(1,749,327)	$(585,304)	$(1,772,676)	$(600,887)	$(4,733,631)	$(1,333,375)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$2,019,961	$654,307	$444,435	$216,457	$1,126,591	$395,336	$1,356,960	$308,023
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$491,497	$113,219	$(811,280)	$(279,696)	$(282,800)	$(87,551)	$(992,965)	$(279,243)
Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$179,912	$241,751	$(248,729)	$(101,046)	$220,005	$58,321	$430,001	$174,509
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$(14,199)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$1,726,383	$550,313	$(2,364,900)	$(749,588)	$(708,881)	$(234,781)	$(3,939,635)	$(1,144,284)
Compensation Actually Paid (as calculated)	$4,501,506	$1,782,947	$707,639	$623,367	$2,424,435	$1,167,442	$1,990,802	$759,991

Compensation Actually Paid for 2020, 2021 and 2022 as reflected in our proxy statement for the 2023 annual meeting of stockholders has been adjusted to incorporate updated valuation assumptions and an updated RSU vesting date for one NEO.

(3)The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/fiscal year end date.
-Exercise price is based on each grant date closing price and asset price is based on each vest/fiscal year end closing price.
-Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/fiscal year end date.
-Historical volatility is based on daily price history for each expected life (years) prior to each vest/fiscal year end date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
The following table illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2023, 2022, 2021 and 2020.

		For Stock Options Vesting in					Weighted Average Fair Value of Full Value Awards Vesting in
	2023	2022	2021	2020		2023	2022	2021	2020
Expected volatility	116% - 133%	96% - 129%	95% - 103%	65% - 95%	For Restricted Share and Restricted Stock Units	$0.97	$2.16	$3.45	$9.36
Expected dividend yield	0%	0%	0%	0%	For Performance Share Awards	$1.39	$2.16	$3.39	n/a
Expected term, in years	3.1 – 4.5	3.2 - 4.5	3.7 - 4.5	4.2 - 4.5
Risk-free interest rate	3.5% - 4.8%	1.0% - 4.3%	.4% - .9%	.3% - .9%
(4)Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2023: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Nicole Hadas, Ellen Snow
2022: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Nicole R. Hadas

2021: David A. Spellman, Steven K. Burke, M.D., Michel Dahan, Dell Faulkingham
2020: Jason A. Amello, David A. Spellman, Michel Dahan, Steven K. Burke, M.D., Dell Faulkingham

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 19.62	9.13	35.76	44.30
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (50,400,000)	$ (94,200,000)	$ (282,000,000.0)	$ (384,800,000)
Company Selected Measure Amount	170,300,000	177,100,000	142,200,000	128,900,000
PEO Name	John P. Butler
Additional 402(v) Disclosure	We determined net product revenue to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
The following table presents the financial and non-financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to company performance. The measures in this table are not ranked. Of these measures, as noted above, we have identified net product revenue as the most important of our financial performance measures used to link Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to company performance.
Net Product Revenue
Cash Management
Supporting Vadadustat Globally
Progressing Pipeline
	The following charts show the relationships over the past three years of the Compensation Actually Paid, or CAP, amounts for our PEO and Non-PEO NEOs as compared to our cumulative total shareholder return, or TSR, peer group TSR, Net Income (Loss) and Net Product Revenue, as well as the relationship between our TSR and our peer group TSR:
Equity Valuation Assumption, Volatility Input, Minimum	116.00%	96.00%	95.00%	65.00%
Equity Valuation Assumption, Volatility Input, Maximum	133.00%	129.00%	103.00%	95.00%
Restricted Share And Restricted Stock Unit, Weighted Average Award Value Per Share	$ 0.97	$ 2.16	$ 3.45	$ 9.36
Equity Valuation Assumption, Dividend Yield	0.00%	0.00%	0.00%	0.00%
Performance Share, Weighted Average Award Value Per Share	$ 1.39	$ 2.16	$ 3.39
Equity Valuation Assumption, Term, Minimum	3 years 1 month 6 days	3 years 2 months 12 days	3 years 8 months 12 days	4 years 2 months 12 days
Equity Valuation Assumption, Term, Maximum	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Equity Valuation Assumption, Risk Free Interest Rate, Minimum	3.50%	1.00%	0.40%	0.30%
Equity Valuation Assumption, Risk Free Interest Rate, Maximum	4.80%	4.30%	0.90%	0.90%
Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Management
Measure:: 3
Pay vs Performance Disclosure
Name	Supporting Vadadustat Globally
Measure:: 4
Pay vs Performance Disclosure
Name	Progressing Pipeline
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(964,987)	(1,749,327)	(1,772,676)	(4,733,631)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,726,383	(2,364,900)	(708,881)	(3,939,635)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,019,961	444,435	1,126,591	1,356,960
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	491,497	(811,280)	(282,800)	(992,965)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,912	(248,729)	220,005	430,001
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Pension Adjustments, Excluding Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458,963)	(585,304)	(600,887)	(1,333,375)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	550,313	(749,588)	(234,781)	(1,144,284)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	654,307	216,457	395,336	308,023
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,219	(279,696)	(87,551)	(279,243)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	241,751	(101,046)	58,321	174,509
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(14,199)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments, Excluding Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0